Advances for Vessels under Construction And Acquisitions (Tables)	9 Months Ended
Sep. 30, 2014
Advances for Vessels under Construction And Acquisitions [Abstract]
Advances for Vessels under Construction and Acquisitions
Balance, December 31, 2013	$1,585
Advances for vessels under construction and related costs	570
Balance, September 30, 2014	$2,155